Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepayment for land use rights	¥ 101,007	$ 15,524	¥ 0
Other long-term assets	55,448	8,523	46,468
Balance at the end of year	¥ 156,455	$ 24,047	¥ 46,468